MINIMUM COMMITTED REVENUE	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Minimum committed revenue	MINIMUM COMMITTED REVENUE
Committed time charter revenues for the Company as of December 31, 2022 are detailed in the table below. Subsequent events, after the balance sheet date but before the financial statements were issued, could affect the value of the revenue realized due to market linked contracts and the effect of newly signed contracts, changes or options, which have been excluded. For market linked contracts only the floor rate per the contracts has been used for the purposes of calculating committed revenue whereas the actual revenue realized will only be determined at the time of invoicing. The amounts below represent committed revenue rather than the actual value in cash due in the next year. Some of the hire relating to the committed revenue for January 2023 is invoiced in advance and is included in the accounts as deferred charter revenue.

(in thousands of $)
2023	353,525
2024	341,162
2025	265,203
2026	210,058
2027	160,118
Thereafter	380,557
Total	1,710,623